Personnel expenses (Details 2)	12 Months Ended
	Dec. 31, 2013
Sop 2013 [Abstract]
Total Shareholder Return (TSR) rank	% of Exercisable Shares
1st	100.00%	[1]
2nd	75.00%	[1]
3th	50.00%	[1]

[1]	The percentage of shares determined at the position of TSR is subject to a penalty according to the implementation of the RoRWA.